Income taxes - Schedule of deferred income tax liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Balance, beginning of year	$ (2,196,087)	$ (1,883,661)	$ (1,617,383)
Deferred income tax expense	(187,742)	(160,838)	(155,360)
Foreign currency translation	503,442	(151,588)	(110,918)
Balance, end of year	$ (1,880,387)	$ (2,196,087)	$ (1,883,661)